Lease Obligations - Summary of Lease Related Costs For Finance and Operating Leases (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Finance lease cost
Amortization of leased assets			$ 4,212	$ 3,801
Interest on lease liabilities			498	456
Operating lease cost			8,405	7,641
Short-term lease cost			233	247
Variable lease cost			2,092	1,914
Total lease cost			15,440	14,059
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases			10,634	9,104
Operating cash flows for finance leases			442	424
Financing cash flows for finance leases	$ 1,132	$ 1,103	$ 4,481	$ 3,893